As filed with the Securities and Exchange Commission on August 5, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94104

(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 100.0%
		Core Funds:
262,499		Amana Growth Fund - Institutional Class	$11,085,330
121,514		Calvert Equity Fund - Class I	7,392,919
245,906		Fidelity Advisor Growth Opportunities Fund - Class I	22,015,944
366,994		Hartford Growth Opportunities Fund - Class Y	17,501,953
209,400		Invesco S&P 500 Low Volatility ETF	11,521,188
61,300		iShares Core High Dividend EFT	5,792,850
71,100		iShares Russell 1000 Growth ETF	11,186,874
57,400		iShares S&P 500 Growth ETF	10,288,376
341,283		Jensen Quality Growth Fund - Class I	17,299,613
805,234		Laudus US Large Cap Growth Fund	18,174,124
781,702		Polen Growth Fund - Institutional Class	24,561,075
189,306		T. Rowe Price Blue Chip Growth Fund, Inc. - Investor Class	21,970,801
129,200		Vanguard Dividend Appreciation ETF	14,878,672
208,482		Vanguard US Growth Fund - Admiral Class	22,257,585
		Total Core Funds 100.0%	215,927,304
		Total Investment Companies
		(Cost $197,687,539)	215,927,304
		Short-Term Investments: 0.2%
457,264		Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.26% #	457,264
		Total Short-Term Investments
		(Cost $457,264)	457,264
		Total Investments: 100.2%
		(Cost $198,144,803)	216,384,568
		Liabilities in Excess of Other Assets: (0.2)%	(377,985)
		Net Assets: 100.0%	$216,006,583

	#	Annualized seven-day yield as of June 30, 2019.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 99.9%
		Aggressive Funds:
65,377		Akre Focus Fund - Institutional Class	$2,870,063
71,157		American Century Heritage Fund - Investor Class	1,554,080
50,626		Eventide Gilead Fund - Class I	2,156,168
225,352		Federated Kaufmann Fund - Class IS	1,458,028
15,000		iShares Russell Mid-Cap Growth ETF	2,138,850
65,534		MFS Massachusetts Investors Growth Stock Fund - Class I	2,120,020
31,787		T. Rowe Price New America Growth Fund - Class I	1,685,668
77,362		TCW Select Equities Fund - Class I	2,133,632
27,912		Wells Fargo Enterprise Fund - Institutional Class	1,587,644
107,241		William Blair Growth Fund - Class I	1,216,117
		Total Aggressive Funds 50.4%	18,920,270
		Sector Funds:
30,837		Fidelity Select Communication Services Portfolio	1,909,747
26,981		Fidelity Select IT Services Portfolio	1,927,266
181,587		Fidelity Select Semiconductors Portfolio	1,819,501
106,768		Fidelity Select Software & IT Services Portfolio	1,977,343
15,000		iShares Cohen & Steers REIT ETF	1,689,750
14,150		iShares Expanded Tech-Software Sector ETF	3,091,209
16,400		iShares U.S. Real Estate ETF	1,431,884
138,951		PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	1,260,286
28,000		Utilities Select Sector SPDR Fund	1,669,640
13,500		Vanguard Utilities ETF	1,794,555
		Total Sector Funds 49.5%	18,571,181
		Total Investment Companies
		(Cost $34,427,580)	37,491,451
		Short-Term Investments: 0.2%
90,976		Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.26% #	90,976
		Total Short-Term Investments
		(Cost $90,976)	90,976
		Total Investments: 100.1%
		(Cost $34,518,556)	37,582,427
		Liabilities in Excess of Other Assets: (0.1)%	(43,567)
		Net Assets: 100.0%	$37,538,860

	#	Annualized seven-day yield as of June 30, 2019.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 99.8%
		Bond Funds:
209,121		DoubleLine Total Return Bond Fund - Class I	$2,233,413
19,600		iShares Core U.S. Aggregate Bond ETF	2,182,460
389,656		MainStay MacKay High Yield Corporate Bond Fund - Class I (a)	2,201,559
19,800		PIMCO Active Bond ETF	2,128,104
19,400		PIMCO Enhanced Short Maturity Active ETF	1,973,950
194,440		PIMCO International Bond Fund - Institutional Class	2,164,118
37,400		Vanguard Total International Bond ETF	2,143,020
		Total Bond Funds 27.6%	15,026,624
		Core Funds:
91,217		Amana Growth Fund - Institutional Class	3,852,098
48,613		Fidelity Advisor Growth Opportunities Fund - Class I	4,352,286
38,300		Invesco S&P 500 Low Volatility ETF	2,107,266
16,100		iShares Core High Dividend ETF	1,521,450
9,700		iShares S&P 500 Growth Fund	1,738,628
148,399		Polen Growth Fund - Institutional Class	4,662,703
34,759		T. Rowe Price Blue Chip Growth Fund, Inc. - Investor Class	4,034,175
31,250		Vanguard Dividend Appreciation ETF	3,598,750
		Total Core Funds 47.6%	25,867,356
		Total Return Funds:
198,878		Fidelity Real Estate Income Fund	2,456,139
43,158		Janus Henderson Balanced Fund - Class I	1,495,429
182,840		Merger Fund - Institutional Class	3,057,090
91,758		T. Rowe Price Capital Appreciation Fund - Class I	2,861,028
54,338		Vanguard Wellesley Income Fund - Admiral Class	3,505,876
		Total Total Return Funds 24.6%	13,375,562
		Total Investment Companies
		(Cost $50,857,700)	54,269,542
		Short-Term Investments: 0.3%
144,032		Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.26% #	144,032
		Total Short-Term Investments
		(Cost $144,032)	144,032
		Total Investments: 100.1%
		(Cost $51,001,732)	54,413,574
		Liabilities in Excess of Other Assets: (0.1)%	(42,539)
		Net Assets: 100.0%	$54,371,035

	(a)	Level 2 security.
	#	Annualized seven-day yield as of June 30, 2019.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 99.8%
		High Yield Bond Funds:
819,172		MainStay MacKay High Yield Corporate Bond Fund - Class I (a)	$4,628,320
482,914		Metropolitan West High Yield Bond Fund - Class I ^	4,756,700
		Total High Yield Bond Funds 10.0%	9,385,020
		Intermediate Term Bond Funds:
863,807		DoubleLine Total Return Bond Fund - Class I	9,225,461
89,100		iShares Core U.S. Aggregate Bond ETF	9,921,285
147,100		Vanguard Total Bond Market ETF	12,219,597
		Total Intermediate Term Bond Funds 33.5%	31,366,343
		Strategic Bond Funds:
88,100		PIMCO Active Bond ETF	9,468,988
855,194		PIMCO Diversified Income Fund - Institutional Class	9,518,306
		Total Strategic Bond Funds 20.3%	18,987,294
		Total Return Funds:
764,803		Fidelity Real Estate Income Fund	9,445,313
553,318		Merger Fund - Institutional Class	9,251,471
		Total Total Return Funds: 19.9%	18,696,784
		World Bond Funds:
839,220		PIMCO International Bond Fund - Institutional Class	9,340,519
101,100		Vanguard Total International Bond ETF	5,793,030
		Total World Bond Funds 16.1%	15,133,549
		Total Investment Companies
		(Cost $91,149,223)	93,568,990
		Short-Term Investments: 0.5%
453,848		Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.26% #	453,848
		Total Short-Term Investments
		(Cost $453,848)	453,848
		Total Investments: 100.3%
		(Cost $91,603,071)	94,022,838
		Liabilities in Excess of Other Assets: (0.3)%	(231,589)
		Net Assets: 100.0%	$93,791,249

	(a)	Level 2 security
	#	Annualized seven-day yield as of June 30, 2019.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $45,608 (representing 0.1% of net assets).

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 72.6%
		Aggressive Fund:
51,823		Akre Focus Fund - Institutional Class	$2,275,018
		Total Aggressive Fund 4.6%	2,275,018
		Core Fund:
95,000		Invesco S&P 500 Low Volatility ETF	5,226,900
		Total Core Fund 10.5%	5,226,900
		Short Term Bond Fund:
213,570		PGIM Short-Term Corporate Bond Fund - Class A	2,357,814
		Total Short Term Bond Fund 4.7%	2,357,814
		Total Return Funds:
429,738		Fidelity Real Estate Income Fund	5,307,271
309,411		Merger Fund - Institutional Class	5,173,356
256,037		T. Rowe Price Capital Appreciation Fund - Class I	7,983,240
158,128		Vanguard LifeStrategy Income Fund - Investor Class	2,514,231
80,853		Vanguard Wellesley Income Fund - Admiral Class	5,216,626
		Total Total Return Funds 52.8%	26,194,724
		Total Investment Companies
		(Cost $34,003,255)	36,054,456
		Short-Term Investments: 27.9%
13,826,937		Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.26% #	13,826,937
		Total Short-Term Investments
		(Cost $13,826,937)	13,826,937
		Total Investments: 100.5%
		(Cost $47,830,192)	49,881,393
		Liabilities in Excess of Other Assets: (0.5)%	(250,316)
		Net Assets: 100.0%	$49,631,077

	#	Annualized seven-day yield as of June 30, 2019.

FUNDX SUSTAINABLE IMPACT FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2019 (UNAUDITED)

Shares			Value
		Investment Companies: 99.4%
		Aggressive Funds:
25,540		Eventide Gilead Fund - Class I	$1,087,764
2,900		Invesco QQQ Trust Series 1	541,546
		Total Aggressive Funds 7.8%	1,629,310
		Core Funds
11,321		AB Large Cap Growth Fund, Inc. - Advisor Class	667,594
40,341		Amana Growth Fund - Institutional Class	1,703,607
79,042		Brown Advisory Sustainable Growth Fund - Institutional Class	2,085,930
33,301		Calvert Equity Fund - Class I	2,026,030
41,204		GuideStone Growth Equity Fund - Class GS2 (a)	1,082,417
23,217		Hartford Growth Opportunities Fund - Class Y	1,107,228
43,600		Invesco S&P 500 Low Volatility ETF	2,398,872
5,300		iShares Edge MSCI USA Momentum Factor ETF	628,580
38,736		John Hancock U.S. Global Leaders Growth Fund - Class I	2,143,676
91,471		Lazard Global Listed Infrastructure Portfolio - Institutional Class	1,396,764
16,559		Parnassus Core Equity Fund - Institutional Class	774,276
66,621		Polen Growth Fund - Institutional Class	2,093,220
30,410		Touchstone Mid Cap Growth Fund - Institutional Class	989,229
		Total Core Funds 91.6%	19,097,423
		Total Investment Companies
		(Cost $18,949,535)	20,726,733
		Short-Term Investments: 0.5%
94,691		Fidelity Investments Money Market Government Portfolio - Institutional Class, 2.26% #	94,691
		Total Short-Term Investments
		(Cost $94,691)	94,691
		Total Investments: 99.9%
		(Cost $19,044,226)	20,821,424
		Other Assets in Excess of Liabilities: 0.1%	24,472
		Net Assets: 100.0%	$20,845,896

	(a)	Level 2 security.
	#	Annualized seven-day yield as of June 30, 2019.

Summary of Fair Value Disclosure
June 30, 2019 (Unaudited)

Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bidand asked price will be used.

Short-term securities that have maturities of less than 60, at time of purchase, days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2019 the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2019:

FundX Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$215,927,304	$-	$-	$215,927,304
Short-Term Investments	457,264	-	-	457,264
Total Investments in Securities	$216,384,568	$-	$-	$216,384,568

FundX Aggressive Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$37,491,451	$-	$-	$37,491,451
Short-Term Investments	90,976	-	-	90,976
Total Investments in Securities	$37,582,427	$-	$-	$37,582,427

FundX Conservative Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$52,067,983	$2,201,559	$-	$54,269,542
Short-Term Investments	144,032	-	-	144,032
Total Investments in Securities	$52,212,015	$2,201,559	$-	$54,413,574

FundX Flexible Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$88,940,670	$4,628,320	$-	$93,568,990
Short-Term Investments	453,848	-	-	453,848
Total Investments in Securities	$89,394,518	$4,628,320	$-	$94,022,838

FundX Tactical Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$36,054,456	$-	$-	$36,054,456
Short-Term Investments	13,826,937	-	-	13,826,937
Total Investments in Securities	$49,881,393	$-	$-	$49,881,393

FundX Sustainable Impact Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$19,644,316	$1,082,417	$-	$20,726,733
Short-Term Investments	94,691	-	-	94,691
Total Investments in Securities	$19,739,007	$1,082,417	$-	$20,821,424

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment Trust

By  /s/ Jeff Smith
       Jeff Smith, President
       (Principal Executive Officer)

Date  August 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Jeff Smith
       Jeff Smith, President
       (Principal Executive Officer)

Date  August 1, 2019

By  /s/ Sean McKeon
       Sean McKeon, Treasurer
       (Principal Financial Officer)

Date  August 1, 2019